Offerings - Offering: 1	Sep. 17, 2026 USD ($)
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 29,788,211.22	[1]
Amount of Registration Fee	$ 4,113.75
Offering Note
(1)	Calculated as the aggregate maximum value of Shares being purchased. The fee of $$4,113.75 was paid in connection with the filing of the Schedule TO-I by Morgan Stanley Private Markets and Alternatives Fund - Balanced (File No. 005-95504) on May 15, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.

[1]	Calculated as the aggregate maximum value of Shares being purchased. The fee of $$4,113.75 was paid in connection with the filing of the Schedule TO-I by Morgan Stanley Private Markets and Alternatives Fund - Balanced (File No. 005-95504) on May 15, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.